Related Parties Transactions (Details 5) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Due to related parties	$ 7,594,784	$ 7,745,096	$ 4,229,320
BioLite, Inc., [Member]
Due to related parties		58,684	109,220
BioFirst Corporation [Member]
Due to related parties		4,151,301	3,957,000
AsianGene Corporation [Member]
Due to related parties		160,000	160,000
YuanGene Corporation [Member]
Due to related parties		92,690	3,000
Eugene Jiang [Member]
Due to related parties		$ 100	$ 100